Variable Interest Entities (Assets and Liabilities of Consolidated Variable Interest Entities) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2016	Apr. 01, 2016	Mar. 31, 2016	Sep. 30, 2015	Mar. 31, 2015
Variable Interest Entity [Line Items]
Total assets		¥ 288,912,990		¥ 292,557,355
Consolidated assets, Cash and due from banks		20,973,925		8,656,322	¥ 3,651,229	¥ 3,353,236
Consolidated assets, Interest-earning deposits in other banks		37,147,652		41,017,579
Consolidated assets, Trading account assets		53,855,592		50,825,399
Consolidated assets, Investment securities		42,103,121		45,647,614
Consolidated assets, Loans		112,415,574		121,679,828
Total liabilities		274,208,021		277,709,088
Consolidated liabilities, Deposits		177,636,457		181,438,087
Consolidated liabilities, Long-term debt		24,323,698		21,959,136
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets		8,838,287		10,873,459
Consolidated assets, Cash and due from banks		177		1,409
Consolidated assets, Interest-earning deposits in other banks		22,381		52,527
Consolidated assets, Trading account assets		442,112		2,048,039
Consolidated assets, Investment securities		1,371,978		1,383,637
Consolidated assets, Loans		6,726,137		7,194,695
Consolidated assets, All other assets		275,502		193,152
Total liabilities		745,614		869,212
Consolidated liabilities, Deposits
Consolidated liabilities, Other short-term borrowings		25,673		37,892
Consolidated liabilities, Long-term debt		591,946		691,400
Consolidated liabilities, All other liabilities		127,995		139,920
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member]
Variable Interest Entity [Line Items]
Total assets		14,405,201		18,061,874
Consolidated assets, Cash and due from banks		44,007		53,346
Consolidated assets, Interest-earning deposits in other banks		61,494		155,938
Consolidated assets, Trading account assets		452,469		2,059,584
Consolidated assets, Investment securities		1,441,552		1,438,423
Consolidated assets, Loans		12,119,202		14,155,543
Consolidated assets, All other assets		286,477		199,040
Total liabilities		13,705,590		15,767,170
Consolidated liabilities, Deposits		5,530,641		7,108,450
Consolidated liabilities, Other short-term borrowings		5,089,344		5,604,156
Consolidated liabilities, Long-term debt		2,413,984		2,377,040
Consolidated liabilities, All other liabilities		671,621		677,524
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Asset-backed Conduits [Member]
Variable Interest Entity [Line Items]
Total assets		6,866,610		7,262,291
Consolidated assets, Cash and due from banks		43,693		53,051
Consolidated assets, Interest-earning deposits in other banks		43,686		61,770
Consolidated assets, Trading account assets		12,120		16,674
Consolidated assets, Investment securities		1,289,379		1,304,254
Consolidated assets, Loans		5,471,351		5,819,188
Consolidated assets, All other assets		6,381		7,354
Total liabilities		6,881,719		7,274,698
Consolidated liabilities, Other short-term borrowings		5,049,743		5,560,088
Consolidated liabilities, Long-term debt		1,244,270		1,097,088
Consolidated liabilities, All other liabilities		587,706		617,522
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Investment Funds [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	633,842		2,206,443
Consolidated assets, Interest-earning deposits in other banks	[1]	6,754		86,802
Consolidated assets, Trading account assets	[1]	422,094		2,024,839
Consolidated assets, Investment securities	[1]	15,031		202
Consolidated assets, All other assets	[1]	189,963		94,600
Total liabilities	[1]	37,986		37,031
Consolidated liabilities, All other liabilities	[1]	37,986		37,031
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Special Purpose Entities Created for Structured Financing [Member]
Variable Interest Entity [Line Items]
Total assets		225,049		255,692
Consolidated assets, Interest-earning deposits in other banks		2,489		5,274
Consolidated assets, Loans		173,938		192,898
Consolidated assets, All other assets		48,622		57,520
Total liabilities		142,983		151,725
Consolidated liabilities, Other short-term borrowings		260		562
Consolidated liabilities, Long-term debt		136,754		144,047
Consolidated liabilities, All other liabilities		5,969		7,116
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total assets		16,931		16,963
Consolidated assets, Trading account assets		16,931		16,963
Total liabilities		16,812		16,974
Consolidated liabilities, Long-term debt		16,000		16,000
Consolidated liabilities, All other liabilities		812		974
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Securitization of MUFG Group's Assets [Member]
Variable Interest Entity [Line Items]
Total assets		1,063,836		1,164,406
Consolidated assets, Loans		1,043,745		1,140,164
Consolidated assets, All other assets		20,091		24,242
Total liabilities		1,036,246		1,139,762
Consolidated liabilities, Other short-term borrowings		20,800		21,400
Consolidated liabilities, Long-term debt		1,015,007		1,117,834
Consolidated liabilities, All other liabilities		439		528
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Trust Arrangements [Member]
Variable Interest Entity [Line Items]
Total assets		5,567,805		7,131,055
Consolidated assets, Interest-earning deposits in other banks		7,801		1,368
Consolidated assets, Trading account assets		1,324		1,108
Consolidated assets, Investment securities		137,092		133,909
Consolidated assets, Loans		5,409,991		6,979,432
Consolidated assets, All other assets		11,597		15,238
Total liabilities		5,559,508		7,122,766
Consolidated liabilities, Deposits		5,530,641		7,108,450
Consolidated liabilities, All other liabilities		28,867		14,316
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Others [Member]
Variable Interest Entity [Line Items]
Total assets		31,128		25,024
Consolidated assets, Cash and due from banks		314		295
Consolidated assets, Interest-earning deposits in other banks		764		724
Consolidated assets, Investment securities		50		58
Consolidated assets, Loans		20,177		23,861
Consolidated assets, All other assets		9,823		86
Total liabilities		30,336		24,214
Consolidated liabilities, Other short-term borrowings		18,541		22,106
Consolidated liabilities, Long-term debt		1,953		2,071
Consolidated liabilities, All other liabilities		9,842		37
Consolidated VIEs [Member] | Amounts Eliminated in Consolidation [Member]
Variable Interest Entity [Line Items]
Total assets		(5,566,914)		(7,188,415)
Consolidated assets, Cash and due from banks		(43,830)		(51,937)
Consolidated assets, Interest-earning deposits in other banks		(39,113)		(103,411)
Consolidated assets, Trading account assets		(10,357)		(11,545)
Consolidated assets, Investment securities		(69,574)		(54,786)
Consolidated assets, Loans		(5,393,065)		(6,960,848)
Consolidated assets, All other assets		(10,975)		(5,888)
Total liabilities		(4,563,777)		(4,415,123)
Consolidated liabilities, Deposits				(1,315)
Consolidated liabilities, Other short-term borrowings		(2,714,272)		(2,705,460)
Consolidated liabilities, Long-term debt		(1,818,581)		(1,682,442)
Consolidated liabilities, All other liabilities		(30,924)		(25,906)
Consolidated VIEs [Member] | Amount of Liabilities with Recourse to General Credit of MUFG Group [Member]
Variable Interest Entity [Line Items]
Total liabilities		(8,396,199)		(10,482,835)
Consolidated liabilities, Deposits		(5,530,641)		(7,107,135)
Consolidated liabilities, Other short-term borrowings		(2,349,399)		(2,860,804)
Consolidated liabilities, Long-term debt		(3,457)		(3,198)
Consolidated liabilities, All other liabilities		¥ (512,702)		¥ (511,698)
Consolidation of Certain Variable Interest Entities [Member] | Investment Funds [Member]
Variable Interest Entity [Line Items]
Decrease in total assets			¥ 1,141,181
Increase in total liabilities			¥ 1,381

[1]	The total assets of investment funds decreased by ¥1,141,181 million and total liabilities increased by ¥1,381 million on April 1, 2016 due to the adoption of the new consolidation guidance. Adoption of the new guidance resulted in changes to the classification of certain investment funds that were previously classified as consolidated VIEs and now classified as consolidated voting interest entities as well as changes to the consolidation status of certain investment funds.